Aug. 30, 2024

Supplement Dated August 30, 2024

To The Prospectus Dated April 29, 2024

JNL® Series Trust

Please note that the changes may impact your variable annuity and/or variable life product(s).

All changes are effective October 21, 2024.

JNL Multi-Manager Mid Cap Fund
In the section, “Summary Overview of Each Fund,” under “Principal Investment Strategies,” for the JNL Multi-Manager Mid Cap Fund, please delete the “ClearBridge Strategy” in the entirety.
JNL Multi-Manager U.S. Select Equity Fund
In the section, “Summary Overview of Each Fund,” under “Performance,” for the JNL Multi-Manager U.S. Select Equity Fund, after the second paragraph, please add the following:

Effective October 21, 2024, the Fund was combined with the JNL/Baillie Gifford U.S. Equity Growth Fund (“Acquired Fund”), with the Fund as the surviving Fund. The performance shown is the Fund’s historical performance and does not reflect the performance of the Acquired Fund.